Total
Great-West Moderately Conservative Profile Fund
Great-West Moderately Conservative Profile Fund
Investment Objective
The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Moderately Conservative Profile Fund		Institutional Class	Investor Class	Class L
Management Fees		0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		none	0.35%	0.35%
Shareholder Services Fees		none	0.35%	0.35%
Acquired Fund Fees and Expenses		0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	[1]	0.56%	0.91%	1.16%
Fee Waiver and Expense Reimbursement	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.48%	0.83%	1.08%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement's current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Moderately Conservative Profile Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	49	171	305	694
Investor Class	85	282	496	1,112
Class L	110	361	631	1,402

Expense Example, No Redemption - Great-West Moderately Conservative Profile Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	49	171	305	694
Investor Class	85	282	496	1,112
Class L	110	361	631	1,402

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:
EQUITY	International	0-30%
	Emerging Markets	0-10%
	Small Cap	0-15%
	Mid Cap	0-20%
	Large Cap	5-35%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	15-35%
Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:
Large Cap	14.17%	Emerging Markets	2.92%
Great-West Large Cap Growth Fund Institutional		Great-West Emerging Markets Equity Fund Institutional
Great-West Large Cap Value Fund Institutional		Real Estate	4.50%
Mid Cap	8.09%	Great-West Real Estate Index Fund Institutional
Great-West Mid Cap Value Fund Institutional		Bond	30.56%
Great-West T. Rowe Mid Cap Growth Fund Institutional		Great-West Core Bond Fund Institutional
Small Cap	5.07%	Great-West Global Bond Fund Institutional
Great-West Invesco Small Cap Value Fund Institutional		Great-West High Yield Bond Fund Institutional
Great-West Loomis Sayles Small Cap Value Fund Institutional		Great-West Inflation-Protected Securities Fund Institutional
Great-West Small Cap Growth Fund Institutional		Great-West Multi-Sector Bond Fund Institutional
International	10.23%	Great-West U.S. Government Securities Fund Institutional
Great-West International Growth Fund Institutional		Short-Term Bond	24.46%
Great-West International Value Fund Institutional		GWL&A Contract
		Great-West Short Duration Bond Fund Institutional

The Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Fixed Income Securities Risk – Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Market Risk - The value of an Underlying Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Developing and Emerging Markets Risk – The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (“REIT”)/Real Estate Risk - Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified.

Index Risk – The value of a mutual fund designed to track the performance of a specified securities benchmark index (“Index Fund”) will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Total Market Index (U.S. equities); the MSCI EAFE Index (international equities); the Dow Jones U.S. Select REIT Index (real estate); the Bloomberg Barclays U.S. Aggregate Bond Index (bonds); and the Bloomberg Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2019	7.11%
Worst Quarter	September 2011	-8.18%

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Great-West Moderately Conservative Profile Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Institutional Class	14.80%			5.29%	[1]	May 01, 2015
Institutional Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%		2.99%
Institutional Class | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	31.02%		11.71%
Institutional Class | Composite Index (reflects no deduction for fees, expenses or taxes)	16.22%		5.82%
Investor Class	14.45%	5.03%	6.36%
Investor Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Investor Class | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.38%	13.44%
Investor Class | Composite Index (reflects no deduction for fees, expenses or taxes)	16.22%	5.89%	6.92%
Class L	14.14%	4.77%		5.73%	[2]	Jul. 29, 2011
Class L | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.23%
Class L | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.38%	13.40%
Class L | Composite Index (reflects no deduction for fees, expenses or taxes)	16.22%	5.89%	6.58%
[1]	Since inception on May 1, 2015
[2]	Since inception on July 29, 2011